Guarantor and Non-Guarantor Supplemental Financial Information	12 Months Ended
Dec. 31, 2019
Guarantor And Non Guarantor Supplemental Financial Information [Abstract]
Guarantor and Non-Guarantor Supplemental Financial Information
Guarantor and Non-Guarantor Supplemental Financial Information
The Notes were issued by APX and are fully and unconditionally guaranteed, jointly and severally by Holdings and each of APX’s existing and future material wholly-owned U.S. restricted subsidiaries. APX’s existing and future foreign subsidiaries are not expected to guarantee the Notes.
Presented below is the consolidating financial information of APX, subsidiaries of APX that are guarantors (the “Guarantor Subsidiaries”), and APX’s subsidiaries that are not guarantors (the “Non-Guarantor Subsidiaries”) as of December 31, 2019 and 2018 and for the years ended December 31, 2019, 2018 and 2017. The audited consolidating financial information reflects the investments of APX in the Guarantor Subsidiaries and the Non-Guarantor Subsidiaries using the equity method of accounting.

Condensed Consolidating Balance Sheet
December 31, 2019
(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$—	$2,651	$340,321	$161,041	$(358,733)	$145,280
Property and equipment, net	—	—	59,916	1,172	—	61,088
Capitalized contract costs, net	—	—	1,147,860	67,389	—	1,215,249
Deferred financing costs, net	—	1,123	—	—	—	1,123
Investment in subsidiaries	—	1,519,843	—	—	(1,519,843)	—
Intercompany receivable	—	—	6,303	—	(6,303)	—
Intangible assets, net	—	—	164,330	13,481	—	177,811
Goodwill	—	—	810,130	26,410	—	836,540
Operating lease right-of-use assets	—	—	65,120	200	—	65,320
Long-term notes receivables and other assets, net	—	106	75,008	20,819	(106)	95,827
Total Assets	$—	$1,523,723	$2,668,988	$290,512	$(1,884,985)	$2,598,238
Liabilities and Stockholders’ (Deficit) Equity
Current liabilities	$—	$492,752	$645,373	$230,367	$(358,733)	$1,009,759
Intercompany payable	—	—	—	6,303	(6,303)	—
Notes payable and revolving line of credit, net of current portion	—	2,820,293	—	—	—	2,820,293
Finance lease obligations, net of current portion	—	—	4,909	565	—	5,474
Deferred revenue, net of current portion	—	—	385,690	20,096	—	405,786
Operating lease liabilities	—	—	63,392	85	—	63,477
Accumulated losses of investee	1,789,322				(1,789,322)	—
Other long-term obligations	—	—	80,248	292	—	80,540
Deferred income tax liability	—	—	106	2,231	(106)	2,231
Total (deficit) equity	(1,789,322)	(1,789,322)	1,489,270	30,573	269,479	(1,789,322)
Total liabilities and stockholders’ (deficit) equity	$—	$1,523,723	$2,668,988	$290,512	$(1,884,985)	$2,598,238

Condensed Consolidating Balance Sheet
December 31, 2018
(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$—	$12,951	$269,770	$103,451	$(262,674)	$123,498
Property and equipment, net	—	—	72,937	464	—	73,401
Capitalized contract costs, net	—	—	1,047,532	68,243	—	1,115,775
Deferred financing costs, net	—	2,058	—	—	—	2,058
Investment in subsidiaries	—	1,662,367	—	—	(1,662,367)	—
Intercompany receivable	—	—	6,303	—	(6,303)	—
Intangible assets, net	—	—	236,677	18,408	—	255,085
Goodwill	—	—	809,678	25,177	—	834,855
Long-term notes receivables and other assets, net	—	106	102,695	17,124	(106)	119,819
Total Assets	$—	$1,677,482	$2,545,592	$232,867	$(1,931,450)	$2,524,491
Liabilities and Stockholders’ (Deficit) Equity
Current liabilities	$—	$36,988	$507,063	$182,159	$(262,674)	$463,536
Intercompany payable	—	—	—	6,303	(6,303)	—
Notes payable and revolving line of credit, net of current portion	—	3,037,095	—	—	—	3,037,095
Finance lease obligations, net of current portion	—	—	5,570	1	—	5,571
Deferred revenue, net of current portion	—	—	306,653	16,932	—	323,585
Accumulated losses of investee	1,396,601				(1,396,601)	—
Other long-term obligations	—	—	90,209	—	—	90,209
Deferred income tax liability	—	—	106	1,096	(106)	1,096
Total (deficit) equity	(1,396,601)	(1,396,601)	1,635,991	26,376	(265,766)	(1,396,601)
Total liabilities and stockholders’ (deficit) equity	$—	$1,677,482	$2,545,592	$232,867	$(1,931,450)	$2,524,491

Condensed Consolidating Statements of Operations and Comprehensive Loss
For the Year ended December 31, 2019
(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$1,103,539	$53,434	$(992)	$1,155,981
Costs and expenses	—	—	1,246,351	52,739	(992)	1,298,098
(Loss) income from operations	—	—	(142,812)	695	—	(142,117)
Loss from subsidiaries	(395,756)	(137,476)	—	—	533,232	—
Other expense (income), net	—	258,280	(2,726)	(3,228)	—	252,326
(Loss) income before income taxes	(395,756)	(395,756)	(140,086)	3,923	533,232	(394,443)
Income tax expense	—	—	237	1,076	—	1,313
Net (loss) income	$(395,756)	$(395,756)	$(140,323)	$2,847	$533,232	$(395,756)
Other comprehensive income, net of tax effects:
Other comprehensive income from subsidiaries	1,371	1,371	—	—	(2,742)	—
Foreign currency translation adjustment	—	—	—	1,371	—	1,371
Total other comprehensive income, net of tax effects	1,371	1,371	—	1,371	(2,742)	1,371
Comprehensive (loss) income	$(394,385)	$(394,385)	$(140,323)	$4,218	$530,490	$(394,385)

Condensed Consolidating Statements of Operations and Comprehensive Loss
For the Year ended December 31, 2018
(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$998,190	$54,818	$(2,567)	$1,050,441
Costs and expenses	—	—	1,240,570	54,497	(2,567)	1,292,500
(Loss) income from operations	—	—	(242,380)	321	—	(242,059)
Loss from subsidiaries	(467,914)	(211,665)	—	—	679,579	—
Other expense (income), net	—	256,249	(35,936)	7,153	—	227,466
Loss before income taxes	(467,914)	(467,914)	(206,444)	(6,832)	679,579	(469,525)
Income tax expense (benefit)	—	—	512	(2,123)	—	(1,611)
Net loss	$(467,914)	$(467,914)	$(206,956)	$(4,709)	$679,579	$(467,914)
Other comprehensive loss, net of tax effects:
Other comprehensive loss from subsidiaries	(2,218)	(2,218)	—	—	4,436	—
Foreign currency translation adjustment	—	—	—	(2,218)	—	(2,218)
Total other comprehensive loss, net of tax effects	(2,218)	(2,218)	—	(2,218)	4,436	(2,218)
Comprehensive loss	$(470,132)	$(470,132)	$(206,956)	$(6,927)	$684,015	$(470,132)

Condensed Consolidating Statements of Operations and Comprehensive Loss
For the Year ended December 31, 2017
(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$841,658	$43,015	$(2,690)	$881,983
Costs and expenses	—	—	997,247	42,919	(2,690)	1,037,476
(Loss) income from operations	—	—	(155,589)	96	—	(155,493)
Loss from subsidiaries	(410,199)	(165,497)	—	—	575,696	—
Other expense (income), net	—	244,702	13,545	(4,619)	—	253,628
Loss before income taxes	(410,199)	(410,199)	(169,134)	4,715	575,696	(409,121)
Income tax (benefit) expense	—	—	(228)	1,306	—	1,078
Net (loss) income	$(410,199)	$(410,199)	$(168,906)	$3,409	$575,696	$(410,199)
Other comprehensive income, net of tax effects:
Other comprehensive income from subsidiaries	1,462	1,462	—	—	(2,924)	—
Unrealized gain on marketable securities	—	—	(1,693)	—	—	(1,693)
Foreign currency translation adjustment	—	—	—	3,155	—	3,155
Total other comprehensive income (loss), net of tax effects	1,462	1,462	(1,693)	3,155	(2,924)	1,462
Comprehensive (loss) income	$(408,737)	$(408,737)	$(170,599)	$6,564	$572,772	$(408,737)

Condensed Consolidating Statements of Cash Flows
For the Year ended December 31, 2019
(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$—	$—	$(222,781)	$1,189	$—	$(221,592)
Cash flows from investing activities:
Capital expenditures	—	—	(10,031)	(88)	—	(10,119)
Proceeds from sale of intangibles	—	—	—	—	—	—
Proceeds from sale of capital assets	—	—	878	—	—	878
Investment in subsidiary	3,309	(237,174)	—	—	233,865	—
Acquisition of intangible assets	—	—	(1,801)	—	—	(1,801)
Proceeds from sales of equity securities	—	—	5,430	—	—	5,430
Net cash provided by (used in) investing activities	3,309	(237,174)	(5,524)	(88)	233,865	(5,612)
Cash flows from financing activities:
Proceeds from notes payable	—	225,000	—	—	—	225,000
Repayment on notes payable	—	(233,100)	—	—	—	(233,100)
Borrowings from revolving line of credit	—	342,500	—	—	—	342,500
Repayment of revolving line of credit	—	(97,500)	—	—	—	(97,500)
Proceeds from capital contribution	4,700	4,700	245,183	—	(249,883)	4,700
Repayments of finance lease obligations	—	—	(9,551)	(230)	—	(9,781)
Deferred financing costs	—	(4,896)	—	—	—	(4,896)
Return of capital	(8,009)	(8,009)	(8,009)	—	16,018	(8,009)
Net cash (used in) provided by financing activities	(3,309)	228,695	227,623	(230)	(233,865)	218,914
Effect of exchange rate changes on cash	—	—	—	66	—	66
Net (decrease) increase in cash	—	(8,479)	(682)	937	—	(8,224)
Cash:
Beginning of period	—	11,130	682	961	—	12,773
End of period	$—	$2,651	$—	$1,898	$—	$4,549

Condensed Consolidating Statements of Cash Flows
For the Year ended December 31, 2018
(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$—	$—	$(220,952)	$453	$—	$(220,499)
Cash flows from investing activities:
Subscriber acquisition costs – company owned equipment	—	—	—	—	—	—
Proceeds from sale of intangibles	—	—	53,693	—	—	53,693
Capital expenditures	—	—	(19,409)	(3)	—	(19,412)
Proceeds from sale of capital assets	—	—	127	—	—	127
Investment in subsidiary	(1,571)	(201,292)	—	—	202,863	—
Acquisition of intangible assets	—	—	(1,486)	—	—	(1,486)
Other assets	—	—	—	—	—	—
Net cash (used in) provided by investing activities	(1,571)	(201,292)	32,925	(3)	202,863	32,922
Cash flows from financing activities:
Proceeds from notes payable	—	810,000	—	—	—	810,000
Repayment on notes payable	—	(522,191)	—	—	—	(522,191)
Borrowings from revolving line of credit	—	201,000	—	—	—	201,000
Repayment of revolving line of credit	—	(261,000)	—	—	—	(261,000)
Proceeds from capital contribution	4,700	4,700	204,421	—	(209,121)	4,700
Repayments of capital lease obligations	—	—	(12,011)	(343)	—	(12,354)
Financing costs	—	(11,317)	—	—	—	(11,317)
Deferred financing costs	—	(9,302)	—	—	—	(9,302)
Return of capital	(3,129)	(3,129)	(3,129)	—	6,258	(3,129)
Net cash provided by (used in) financing activities	1,571	208,761	189,281	(343)	(202,863)	196,407
Effect of exchange rate changes on cash	—	—	—	71	—	71
Net increase in cash	—	7,469	1,254	178	—	8,901
Cash:
Beginning of period	—	3,661	(572)	783	—	3,872
End of period	$—	$11,130	$682	$961	$—	$12,773

Condensed Consolidating Statements of Cash Flows
For the Year ended December 31, 2017
(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$—	$—	$(313,290)	$3,958	$—	$(309,332)
Cash flows from investing activities:
Capital expenditures	—	—	(20,391)	—	—	(20,391)
Proceeds from sale of capital assets	—	—	776	—	—	776
Investment in subsidiary	1,151	(325,222)	—	—	324,071	—
Acquisition of intangible assets	—	—	(1,745)	—	—	(1,745)
Other assets	—	—	(301)	—	—	(301)
Net cash used in investing activities	1,151	(325,222)	(21,661)	—	324,071	(21,661)
Cash flows from financing activities:
Proceeds from notes payable	—	724,750	—	—	—	724,750
Repayment on notes payable	—	(450,000)	—	—	—	(450,000)
Borrowings from revolving line of credit	—	196,895	—	—	—	196,895
Repayment of revolving line of credit	—	(136,895)	—	—	—	(136,895)
Proceeds from capital contribution	—	—	326,373	—	(326,373)	—
Payment of intercompany settlement	—	—	(2,983)	—	—	(2,983)
Intercompany receivable	—	—	3,621	—	(3,621)	—
Intercompany payable	—	—	—	(3,621)	3,621	—
Repayments of capital lease obligations	—	—	(9,667)	(340)	—	(10,007)
Financing costs	—	(18,277)	—	—	—	(18,277)
Return of capital	—	(11,119)	—	—	—	(11,119)
Payment of dividends	(1,151)	(1,151)	(1,151)	—	2,302	(1,151)
Net cash (used in) provided by financing activities	(1,151)	304,203	316,193	(3,961)	(324,071)	291,213
Effect of exchange rate changes on cash	—	—	—	132	—	132
Net increase (decrease) in cash	—	(21,019)	(18,758)	129	—	(39,648)
Cash:
Beginning of period	—	24,680	18,186	654	—	43,520
End of period	$—	$3,661	$(572)	$783	$—	$3,872